Madison Target Retirement 2020 Fund
FUND SUMMARY MADISON TARGET RETIREMENT 2020 FUND
Investment Objective
The Madison Target Retirement 2020 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Target Retirement 2020 Fund Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Target Retirement 2020 Fund Class I
Management Fees		0.25%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses	[1]	0.05%
Plus: Acquired Fund Fees and Expenses		0.35%
Annual Fund Operating Expenses		0.30%
Total Annual Fund Operating Expenses	[2]	0.65%
[1]	Under a separate services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed to provide all services to the fund, or to arrange for the provision of all such services (other than management services, which are covered under the investment advisory agreement between the parties), for a fee of 0.05% of net assets annually.
[2]	Under the services agreement described above, Madison has agreed, until April 30, 2013, to waive and/or reimburse investment advisory fees and/or its services fee to the extent necessary to limit the fund's total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Target Retirement 2020 Fund Class I	66	208	362	810

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2020.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

                0-10%    money market funds;
                30-60% U.S. and international bond funds;
                0-15%    high income funds;
                30-60%  U.S. stock funds;
                5-20%    international stock funds; and
                0-15%    other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 20% of the fund’s net assets, at the time of purchase, in affiliated underlying funds, and expects to be heavily invested in ETFs.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2009	15.29%
Worst Calendar Quarter:	4Q 2008	-19.67%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Madison Target Retirement 2020 Fund	1 Year	Since Inception	Inception Date
Class I Shares	9.01%	(3.47%)	Oct 1, 2007
Dow Jones Global Target 2020 Index	12.26%	1.59%

Madison Target Retirement 2030 Fund
FUND SUMMARY MADISON TARGET RETIREMENT 2030 FUND
Investment Objective
The Madison Target Retirement 2030 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Target Retirement 2030 Fund Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Target Retirement 2030 Fund Class I
Management Fees		0.25%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses	[1]	0.05%
Plus: Acquired Fund Fees and Expenses		0.35%
Annual Fund Operating Expenses		0.30%
Total Annual Fund Operating Expenses	[2]	0.65%
[1]	Under a separate services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed to provide all services to the fund, or to arrange for the provision of all such services (other than management services, which are covered under the investment advisory agreement between the parties), for a fee of 0.05% of net assets annually.
[2]	Under the services agreement described above, Madison has agreed, until April 30, 2013, to waive and/or reimburse investment advisory fees and/or its services fee to the extent necessary to limit the fund's total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Target Retirement 2030 Fund Class I	66	208	362	810

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.    These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2030.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

                0-10%    money market funds;
                20-50% U.S. and international bond funds;
                0-15%    high income funds;
                40-70%  U.S. stock funds;
                5-25%    international stock funds; and
                0-15%    other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 20% of the fund’s net assets, at the time of purchase, in affiliated underlying funds, and expects to be heavily invested in ETFs.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

Best Calendar Quarter:	2Q 2009	16.77%
Worst Calendar Quarter:	4Q 2008	-21.65%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Madison Target Retirement 2030 Fund	1 Year	Since Inception	Inception Date
Class I Shares	9.56%	(4.46%)	Oct 1, 2007
Dow Jones Global Target 2030 Index	15.60%	0.05%

Madison Target Retirement 2040 Fund
FUND SUMMARY MADISON TARGET RETIREMENT 2040 FUND
Investment Objective
The Madison Target Retirement 2040 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Target Retirement 2040 Fund Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Target Retirement 2040 Fund Class I
Management Fees		0.25%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses	[1]	0.05%
Plus: Acquired Fund Fees and Expenses		0.35%
Annual Fund Operating Expenses		0.30%
Total Annual Fund Operating Expenses	[2]	0.65%
[1]	Under a separate services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed to provide all services to the fund, or to arrange for the provision of all such services (other than management services, which are covered under the investment advisory agreement between the parties), for a fee of 0.05% of net assets annually.
[2]	Under the services agreement described above, Madison has agreed, until April 30, 2013, to waive and/or reimburse investment advisory fees and/or its services fee to the extent necessary to limit the fund's total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Target Retirement 2040 Fund Class I	66	208	362	810

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2040.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

                0-10%    money market funds;
                10-40% U.S. and international bond funds;
                0-15%    high income funds;
                50-80%  U.S. stock funds;
                5-30%    international stock funds; and
                0-15%    other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 20% of the fund’s net assets, at the time of purchase, in affiliated underlying funds, and expects to be heavily invested in ETFs.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

Best Calendar Quarter:	2Q 2009	18.13%
Worst Calendar Quarter:	4Q 2008	-23.55%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Madison Target Retirement 2040 Fund	1 Year	Since Inception	Inception Date
Class I Shares	9.97%	(5.90%)	Oct 1, 2007
Dow Jones Global Target 2040 Index	17.64%	0.66%

Madison Target Retirement 2050 Fund
FUND SUMMARY MADISON TARGET RETIREMENT 2050 FUND
Investment Objective
The Madison Target Retirement 2050 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Target Retirement 2050 Fund Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Target Retirement 2050 Fund Class I
Management Fees		0.25%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses	[1]	0.05%
Plus: Acquired Fund Fees and Expenses		0.35%
Annual Fund Operating Expenses		0.30%
Total Annual Fund Operating Expenses	[2]	0.65%
[1]	Under a separate services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed to provide all services to the fund, or to arrange for the provision of all such services (other than management services, which are covered under the investment advisory agreement between the parties), for a fee of 0.05% of net assets annually.
[2]	Under the services agreement described above, Madison has agreed, until April 30, 2013, to waive and/or reimburse investment advisory fees and/or its services fee to the extent necessary to limit the fund's total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Target Retirement 2050 Fund Class I	66	208	362	810

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  Because the fund is new, there is no portfolio turnover to report as of the date of this prospectus.

Principal Investment Strategies

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2050.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

                0-10%    money market funds;
                0-30%    U.S. and international bond funds;
                0-15%    high income funds;
                60-90%  U.S. stock funds;
                10-30%  international stock funds; and
                0-15%    other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 20% of the fund’s net assets, at the time of purchase, in affiliated underlying funds, and expects to be heavily invested in ETFs.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk. The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance – Performance information is not provided because the fund is new.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 1, 2011
Registrant Name	dei_EntityRegistrantName	ULTRA SERIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000732697
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Sep 1, 2011
Madison Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY MADISON TARGET RETIREMENT 2020 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Target Retirement 2020 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2020.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

                0-10%    money market funds;
                30-60% U.S. and international bond funds;
                0-15%    high income funds;
                30-60%  U.S. stock funds;
                5-20%    international stock funds; and
                0-15%    other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 20% of the fund’s net assets, at the time of purchase, in affiliated underlying funds, and expects to be heavily invested in ETFs.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2008	rr_AnnualReturn2008	(35.31%)
Annual Return 2009	rr_AnnualReturn2009	28.93%
Annual Return 2010	rr_AnnualReturn2010	9.01%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	15.29%
Worst Calendar Quarter:	4Q 2008	-19.67%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Madison Target Retirement 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.65%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
Madison Target Retirement 2020 Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.01%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Madison Target Retirement 2020 Fund | Dow Jones Global Target 2020 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Madison Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY MADISON TARGET RETIREMENT 2030 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Target Retirement 2030 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.    These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2030.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

                0-10%    money market funds;
                20-50% U.S. and international bond funds;
                0-15%    high income funds;
                40-70%  U.S. stock funds;
                5-25%    international stock funds; and
                0-15%    other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 20% of the fund’s net assets, at the time of purchase, in affiliated underlying funds, and expects to be heavily invested in ETFs.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

Annual Return 2008	rr_AnnualReturn2008	(38.35%)
Annual Return 2009	rr_AnnualReturn2009	30.94%
Annual Return 2010	rr_AnnualReturn2010	9.56%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	16.77%
Worst Calendar Quarter:	4Q 2008	-21.65%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Madison Target Retirement 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.65%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
Madison Target Retirement 2030 Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.56%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Madison Target Retirement 2030 Fund | Dow Jones Global Target 2030 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.60%
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Madison Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY MADISON TARGET RETIREMENT 2040 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Target Retirement 2040 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2040.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

                0-10%    money market funds;
                10-40% U.S. and international bond funds;
                0-15%    high income funds;
                50-80%  U.S. stock funds;
                5-30%    international stock funds; and
                0-15%    other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 20% of the fund’s net assets, at the time of purchase, in affiliated underlying funds, and expects to be heavily invested in ETFs.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

Annual Return 2008	rr_AnnualReturn2008	(41.65%)
Annual Return 2009	rr_AnnualReturn2009	31.64%
Annual Return 2010	rr_AnnualReturn2010	9.97%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	18.13%
Worst Calendar Quarter:	4Q 2008	-23.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Madison Target Retirement 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.65%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
Madison Target Retirement 2040 Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Madison Target Retirement 2040 Fund | Dow Jones Global Target 2040 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.64%
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Madison Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY MADISON TARGET RETIREMENT 2050 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Target Retirement 2050 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  Because the fund is new, there is no portfolio turnover to report as of the date of this prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2050.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

                0-10%    money market funds;
                0-30%    U.S. and international bond funds;
                0-15%    high income funds;
                60-90%  U.S. stock funds;
                10-30%  international stock funds; and
                0-15%    other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 20% of the fund’s net assets, at the time of purchase, in affiliated underlying funds, and expects to be heavily invested in ETFs.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owning the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk. The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance – Performance information is not provided because the fund is new.
Madison Target Retirement 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.65%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
[1]	Under a separate services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed to provide all services to the fund, or to arrange for the provision of all such services (other than management services, which are covered under the investment advisory agreement between the parties), for a fee of 0.05% of net assets annually.
[2]	Under the services agreement described above, Madison has agreed, until April 30, 2013, to waive and/or reimburse investment advisory fees and/or its services fee to the extent necessary to limit the fund's total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds.